Earnings per Share (Basic) (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Basic earnings per share [abstract]
Net profit attributable to shareholders of the Company	¥ 6,143,222	¥ 5,968,466	¥ 3,274,308
Weighted average number of ordinary shares in issue (thousands of shares)	10,803,690	10,800,000	10,800,000
Basic earnings per share (RMB per share)	¥ 0.569	¥ 0.553	¥ 0.303
Basic earnings per ADS (RMB per ADS)	¥ 56.862	¥ 55.264	¥ 30.318